BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Exchange rates (Details)	6 Months Ended
	Jun. 30, 2024 ¥ / £ € / £ $ / £	Jun. 30, 2023 € / £ $ / £ ¥ / £
USD
Disclosure of Accounting Policies [Line Items]
Average rates | $ / £	1.27	1.23
Period-end rates | $ / £	1.27	1.26
Euro
Disclosure of Accounting Policies [Line Items]
Average rates | € / £	1.17	1.14
Period-end rates | € / £	1.18	1.17
CNY
Disclosure of Accounting Policies [Line Items]
Average rates | ¥ / £	9.12	8.59
Period-end rates | ¥ / £	9.19	9.19